1158947

SEC 1972 (6/99) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
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[redacted]

05002976

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (check if this is an amendment and name has changed, and indicate change.)

Healthnostics, Inc.

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)

Healthnostics, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

6701 Democracy Boulevard, Suite 300, Bethesda, Maryland 20817

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director
[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Black, Michael J.

Business or Residence Address (Number and Street, City, State, Zip Code)

1220 Crummell Avenue, Annapolis, MD 21403

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X]Director
[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Grofe, Alan W.

Business or Residence Address (Number and Street, City, State, Zip Code)

8016 Buschwood Mews, Gainsville, VA 20155

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ]Executive Officer [X] Director
[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Hanrahan, David G.

Business or Residence Address (Number and Street, City, State, Zip Code)

4324 Kantbury Drive, Bethesda, MD 20814

Check Box(es) that Apply: [ ] Promoter [ ]Beneficial Owner [ ]Executive Officer [ ]Director
[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director
[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ]Beneficial Owner [ ] Executive Officer [ ] Director

[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer[ ] Director
[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes[No[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $10,000

3. Does the offering permit joint ownership of a single unit?..Yes[X]No[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Not Applicable

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ]All States
[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ]All States
[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

3. If this filing is for a
information requested
offerings of the types
first sale of securities
listed in Part C-Questi

Type of offe
Rule 505......
Regulation A
Rule 504......
Total..........

4. a. Furnish a statem
and distribution of the
relating solely to orga
may be given as subje
expenditure is not kn
left of the estimate.

Transfer Age
Printing and
Legal Fees...
Accounting
Engineering
Sales Comm
Other Expen
Total........

b. Enter the differenc
response to Part C - C
to Part C - Question 4
to the issuer." ....

5. Indicate below the
used or proposed to b
for any purpose is no
left of the estimate. T
adjusted gross procee
Question 4.b above.

Salaries and

Purchase of

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ]Al
[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as nece

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ˉ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price
Debt..	$
Equity..	$250,000
[X] Common [ ] Preferred	
Convertible Securities (including warrants)......................	$
Partnership Interests..	$
Other (Specify)	$
Total...	$250,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors
Accredited Investors..	9
Non-accredited Investors..	-0-
Total (for filings under Rule 504 only)............................	-0-

Answer also in Appendix, Column 4, if filing under ULOE.

Purchase, rental or leasing and installation of machinery and equipment	[ ] $____	[ ] $____
Construction or leasing of plant buildings and facilities	[ ] $____	[ ] $____
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $____	[X] $15,000
Repayment of indebtedness	[ ] $____	[ ] $____
Working capital	[ ] $____	[X] $173,300
Other (specify): ____	[ ] $____	[ ] $____
____	[ ] $____	[ ] $____
Column Totals	[X] $30,000	[X] $218,300
Total Payments Listed (column totals added)	[X] $248,300	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Healthnostics, Inc. Issuer (Print or Type)	Signature	12/30/04 Date
H. Melville Hicks, Jr. Name of Signer (Print or Type)	General Counsel Title of Signer (Print or Type)	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? ..... Yes[ ] No[X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type) Healthnostics, Inc.	Signature	Date 12/30/04
Name of Singer (Print or Type) H. Melville Hicks, Jr.	Title (Print or Type) General Counsel	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item1)	Type of investor and amount purchased in state (Part C-Item 2)				Disqualification under state ULOE (if yes, attach explanation of waiver granted) Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									

NE									
NV									
NH									
NJ		X		1	35,000	-0-	-0-		
NM									
NY		X		8	215,000	-0-	-0-		
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									